Shareholders' Equity (Narrative) (Details) (USD $)	12 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2002	Sep. 30, 2001	Dec. 31, 2008	Dec. 31, 2009	Aug. 31, 2007
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant	1,598,800
Vesting period (years)	4 years	4 years
Stock option terms, years	10 years
Number of shares authorized for grant	3,000,000
Granted	296,000	75,000	134,010
Unrecognized share-based compensation expense	$ 536,000
Share based compensation expense	308,000	380,000	401,000
Unrecognized compensation cost, recognition period	3 years 25 days
The intrinsic value of options exercised	190,000
Aggregate intrinsic Value, Outstanding	205,660	813,000	42,000
Aggregate intrinsic Value, Outstanding, Vested and expected to vest	87,680	275,000	0
Treasury stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Repurchase Program, Authorized Amount					3,000,000	2,000,000
Treasury Stock, Shares, Retired				761,619	250,000	1,080,757
Treasury Stock, Retired, Cost Method, Amount				401,000	592,000	905,000
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant	670,129						1,500,000	300,000
Additional options available for grant							1,200,000
Share based compensation expense	0	19,000	72,000
Weighted average grant- date fair value, Vested	$ 0.00
Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense	$ 308,000	$ 361,000	$ 329,000